FAIR VALUE OF FINANCIAL INSTRUMENTS - Change in Balance of Fair Value Assets (Details) - Recurring fair value measurement - Level 3 - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of changes in fair value measurement, assets [abstract]
Financial assets at beginning of period	$ 692	$ 297
Fair value change recorded in net income	57	(9)
Fair value change recorded in other comprehensive income	(6)	(5)
Additions	150	523
Disposals	(70)	(111)
Foreign currency translation and other	5	(3)
Financial assets at end of period	$ 828	$ 692